Organization and Operations	9 Months Ended
Sep. 30, 2025
Accounting Policies [Abstract]
Organization and Operations

Note 1 – Organization and Operations

Focus Universal Inc. (“Focus” or the “Company”) was incorporated under the laws of the State of Nevada on December 4, 2012. The Company is a universal smart instrument developer and manufacturer, headquartered in Ontario, California, specializing in the development and commercialization of novel and proprietary universal smart technologies and instruments. Focus Universal Inc. is also a provider of patented hardware and software design technologies for Internet of Things (“IoT”) and 5G. The Company has developed what it believes are five disruptive patented technology platforms with 27 patents and patents pending in various phases and 8 trademarks to solve what it believes are the major problems facing hardware and software design and production within the industry today. These technologies combined have the potential to reduce costs, product development timelines and energy usage while increasing range, speed, efficiency, and security of the IoT and 5G networks. The smartphone or other mobile device serves as the foundation, where the user can see the sensor readouts and together with the Ubiquitor device, performs the functions of multiple traditional scientific and engineering instruments. The Company believes this product could replace traditional, wired stand-alone instruments at a fraction of their cost.

The Company has multiple subsidiaries, including Perfecular Inc. (“Perfecular”), AVX Design & Integration, Inc. (“AVX,” also doing business as Smart AVX (“Smart AVX”)), Focus Universal (Shenzhen) Technology Company LTD (“Focus Shenzhen”), Lusher Bioscientific, Inc. and Lusher, Inc. (together “Lusher”), and until August, 2024, AT Tech Systems LLC (“AT Tech LLC”), which activities’ have since been discontinued.

Perfecular, a wholly owned subsidiary of Focus, was founded in September 2009 and is headquartered in Ontario, California, and is engaged in designing certain digital sensor products and sells a broad selection of horticultural sensors and filters in North America and Europe.

AVX, incorporated on June 16, 2000, in the state of California, is an IoT installation and management company specializing in high performance audio/video systems, home theaters, lighting control, automation and integration. Services provided by AVX include full integration of houses, apartments, commercial complexes, and office spaces with audio, visual and control systems to fully integrate devices in the low voltage field, specializing in high end residential smart IoT installation projects in areas throughout the Southern California area. AVX’s services also include partial equipment upgrade and installation. AVX also markets and sells our IoT Products, such as high-end LED, live wall panel products and cameras, under the Smart AVX name.

On December 23, 2021, Focus Shenzhen was founded as a mainland China office for manufacturing procurement expertise and research and development support activities. Focus Shenzhen is designed to function as a branch office to source products and build relationships with manufacturers in China and as a lower cost form of support, research and development as engineers abound in China.

On January 5, 2022, the Company founded a wholly owned subsidiary named Lusher Bioscientific.

On April 30, 2024, the Company founded a wholly owned subsidiary named Lusher Inc. Lusher Inc. was founded to develop, market, and commercialize automation software, titled One Touch Financial, initially targeting the financial reporting software market sector.

AT Tech Systems was a subsidiary of Focus and specialized in commercial and industrial smart IoT installation projects in areas throughout Southern California. On August 5, 2024, the Company and the segment manager of AT Tech Systems LLC reached a tentative oral agreement to terminate his employment, and the employment of his two team members. The Company discontinued operations of AT Tech Systems on August 21, 2024, with a termination cost of $22,000 and is now presenting these operations as discontinued. (See Note 8)